ORIX Corporation Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Stock split ratio of common stock	10
Dividends to be distributed to shareholders	¥ 15,878
Declared date of dividends to be distributed to shareholders	2013-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2013
Amount available for dividends under the Japanese Companies Act	258,000
Equity in undistributed earnings of the companies accounted for by the equity method	14,037	1,972	16,806
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	40,738
Maximum
Stockholders Equity Note [Line Items]
Restricted net assets of certain subsidiaries, percentage to consolidated net assets	25.00%
Retained Earnings
Stockholders Equity Note [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 40,063